Purchased Patents	9 Months Ended
Sep. 30, 2012
Purchased Patents
Purchased Patents

6. Purchased Patents

In connection with a purchase agreement with Shire Laboratories, Inc., the Company acquired certain patents in 2005. The following sets forth the gross carrying amount and related accumulated amortization of the patents:

		December 31, 2010		December 31, 2011		September 30, 2012
	Weighted- Average Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
						(unaudited)
		(in thousands)
Purchased patents	10.0	$2,292	$1,150	$2,292	$1,380	$2,292	$1,552

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was approximately $229,000 each year. Amortization expense for the nine months ended September 30, 2011 and 2012 was approximately $172,000 each period. The estimated annual aggregate amortization expense through December 31, 2015 is $229,000. The net book value of intangible assets as of December 31, 2010 and 2011 and September 30, 2012 was approximately $1.1 million, $0.9 million, and $0.7 million, respectively.